6. STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Outstanding beginning balance, Shares	118	125	132
Options granted, Shares	0	0	0
Options exercised, Shares	0	0	0
Options expired/forfeited, Shares	0	(7)	(7)
Outstanding ending balance, Shares	116	118	125
Options available for issue, Shares		0	0
Outstanding beginning balance, Weighted average exercise price	$ 37,090	$ 37,920	$ 36,000
Options granted, Weighted average exercise price	0	0	0
Options exercised, Weighted average exercise price	0	0	0
Options expired/forfeited, Weighted average exercise price	0	48,613	74,160
Outstanding ending balance, Weighted average exercise price	$ 37,090	$ 37,090	$ 37,920
Options Vested
Options vested beginning balance, Shares	117	117
Options vested in period, Shares		0
Options vested ending balance, Shares		117	117
Options vested beginning balance, Weighted average exercise price	$ 38,640	$ 38,640
Options vested in period, Weighted average exercise price		0
Options vested ending balance, Weighted average exercise price		$ 38,640	$ 38,640
Options Unvested
Options unvested, beginning balance, Shares	1	8
Options vested in period, Shares		0
Options expired/forfeited, Shares		(7)
Options unvested, ending balance, Shares		1	8
Options unvested, beginning balance, weighted average exercise price	$ 0	$ 39,200
Options vested in period, Weighted average exercise price		0
Options expired/forfeited, Weighted average exercise price		48,613
Options unvested, ending balance, weighted average exercise price		$ 0	$ 39,200